23 Deferred tax	12 Months Ended
Dec. 31, 2019
Deferred Tax
Deferred tax
23	Deferred tax

Deferred tax is calculated in full on temporary differences under the liability method using tax rates applicable in the tax jurisdictions where the tax asset or liability would arise.

The movement on the deferred tax account is as shown below:

	2019 £’000	2018 £’000	2017 £’000
Liability at 1 January	–	–	–
Arising on business combination	–	–	–
Credited to income on impairment and amortisation of intangibles	–	–	–
Credited to income statement	–	–	–
Foreign exchange gain	–	–	–
Liability at 31 December	–	–	–

The movement on the deferred tax account in 2019 is nil (2018: nil, 2017: nil) as the net credit arising on the amortisation of intangible assets and other timing differences has been matched by a reduction in the deferred tax asset recognised on the losses offsetting the liability remaining.

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2019	49,565	8,426
31 December 2018	40,741	6,926
31 December 2017	38,377	6,639

With the exception of the £1.6m (2018: £1.7m, 2017: £2.6m) deferred tax asset which qualifies for offset against the deferred tax liability, mainly arising on the acquisitions of Midatech Pharma (Wales) Limited, the remaining potential deferred tax asset of £9.0m (2018 £7.3m, 2017: £9.5m) has not been provided in these accounts due to uncertainty as to whether the asset would be recovered.

Details of the deferred tax liability are as follows:

2019	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,581	(1,581)	–

2018	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,690	(1,690)	–

2017	Asset £’000	Liability £’000	Net £’000
Business Combinations	2,599	(2,599)	–